Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Dividends [Abstract]
Summary of Dividends Payable
The following is the balance of dividends payable:

As at	December 31, 2025	December 31, 2024
Balance, beginning of year	$2,283	$2,435

Declared	10,197	9,414

Payments	(9,366)	(9,445)

Foreign exchange	54	(121)

Balance, end of year	$3,168	$2,283

Summary of Dividends Declared and Paid
Dividends to shareholders were declared and paid in thousands of U.S. dollars as follows:

Record date	Payment date	Dividend amount
March 31, 2025	April 28, 2025	$2,287
June 30, 2025	July 29, 2025	2,390
September 30, 2025	October 29, 2025	2,375
December 31, 2025	January 28, 2026	3,145
		$10,197

Record date	Payment date	Dividend amount
March 31, 2024	April 26, 2024	$2,379
June 30, 2024	July 29, 2024	2,350
September 30, 2024	October 29, 2024	2,377
December 31, 2024	January 29, 2025	2,308
		$9,414